Basis of Presentation and General Information-Disposal of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and General Information [Abstract]
Estimated historical carrying values/fair values of the assets and liabilities sold on the date of the sale
The estimated historical carrying values of the assets and liabilities that were agreed to be transferred were as follows:
Cash and restricted cash	3,531
Vessels and other assets	49,444
Long-term debt and other liabilities, net of BET's obligation towards the Company	(58,188)
Effect on equity from disposal of subsidiary	(5,213)

Basis of presentation and general information- disposal of subsidiaries under Dvb facility
The estimated fair values of the assets and liabilities sold on the date of the sale were as follows:

Cash and restricted cash	1,902
Vessels and other assets	22,780
Long-term debt and other liabilities, net of obligations towards the Company	(30,382)
Net liabilities	(5,700)

Basis of presentation and general information-disposal of subsidiaries under Uob facility
The estimated fair values of the assets and liabilities sold on the date of the sale were as follows:

Cash and restricted cash	103
Vessels and other assets	18,514
Long-term debt and other liabilities, net of obligations towards the Company	(39,957)
Net liabilities	(21,340)

Subsidiaries in consolidation
Seanergy's subsidiaries included in these consolidated financial statements as of December 31, 2014 are as follows:

Company	Country of Incorporation	Date of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal	Financed by
Seanergy Management Corp.(1) (3)	Marshall Islands	May 9, 2008	N/A	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Furious Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Sea Olympius Shipping Co. (1)	Marshall Islands	September 16, 2014	N/A	N/A	N/A	N/A
Amazons Management Inc.(1)	Marshall Islands	April 21, 2008	Davakis G.	August 28, 2008	March 6, 2014	Piraeus Bank
Lagoon Shipholding Ltd.(1)	Marshall Islands	April 21, 2008	Delos Ranger	August 28, 2008	March 11, 2014	Piraeus Bank
Cynthera Navigation Ltd.(1)	Marshall Islands	March 18, 2008	African Oryx	August 28, 2008	April 10, 2013	Piraeus Bank
Martinique International Corp.(1)	British Virgin Islands	May 14, 2008	Bremen Max	September 11, 2008	March 7, 2014	Piraeus Bank
Harbour Business International Corp.(1)	British Virgin Islands	April 1, 2008	Hamburg Max	September 25, 2008	March 10, 2014	Piraeus Bank
Waldeck Maritime Co.(1)	Marshall Islands	April 21, 2008	African Zebra	September 25, 2008	February 15, 2012	Piraeus Bank
Maritime Capital Shipping Limited (1)	Bermuda	April 30, 2007	N/A	May 21, 2010	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	June 16, 2006	N/A	May 21, 2010	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Glory	May 21, 2010	December 4, 2012	HSBC
Maritime Grace Shipping Limited (2)	British Virgin Islands	April 8, 2008	Clipper Grace	May 21, 2010	October 15, 2012	HSBC
Atlantic Grace Shipping Limited (4)	British Virgin Islands	October 9, 2007	N/A	May 21, 2010	N/A

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by MCS
(3) Management company
(4) Dormant company